Share Capital - Summary Of Company Issued Shares In Conjunction Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Shares Issued During Acquisition [Line Items]
Equity-based consideration		$ 350,359
Cultivate - Contingent Consideration
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date	Sep. 02, 2021
SVS shares issued	5,340,000
Replacement shares issued	0
Equity-based consideration	$ 34,708
Verdant
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date		Feb. 16, 2021
SVS shares issued		127,000
Replacement shares issued		0
Equity-based consideration		$ 2,004
Bluma
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date		Apr. 14, 2021
SVS shares issued		15,061,000
Replacement shares issued		814,000
Equity-based consideration		$ 193,310
Cultivate
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date		Sep. 02, 2021
SVS shares issued		4,818,000
Replacement shares issued		0
Equity-based consideration		$ 46,643
Cure Penn
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date		Nov. 24, 2021
SVS shares issued		6,167,000
Replacement shares issued		0
Equity-based consideration		$ 54,240
Laurel Harvest
Disclosure Of Shares Issued During Acquisition [Line Items]
Acquisition date		Dec. 09, 2021
SVS shares issued		8,354,000
Replacement shares issued		0
Equity-based consideration		$ 65,844